Short-Term Investments	12 Months Ended
Sep. 30, 2023
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

NOTE 7 — SHORT-TERM INVESTMENTS

The Company’s short-term investments consist of wealth management financial products purchased from financial institution, which can be redeemed anytime at the Company’s discretion. The financial institution invests the Company’s fund in certain financial instruments including debt and money market securities to generate investment income. Short-term investments consisted of the following:

	As of September 30,
	2023	2022
Beginning balance	$13,148,594	$13,725,204
Accrued investment income (loss)	38,530	(470,477)
Foreign currency translation adjustments	31,881	(106,133)
Ending balance of short-term investments	$13,219,005	$13,148,594

Investment income (loss) generated from such short-term investments amounted to $38,530, ($470,477) and $239,549 for the years ended September 30, 2023, 2022 and 2021, respectively.